Shareholders' Equity - Schedule of Options Outstanding and Exercisable (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Equity [Abstract]
Outstanding Weighted Average Exercise Price	$ 0.60	$ 0.60
Outstanding Shares	3,000,000	3,000,000
Outstanding Life (Years)	4 years	5 years
Options Outstanding Exercise Price Per Share	$ 0.60	$ 0.60
Exercisable Shares	3,000,000
Exercisable Weighted Average Exercise Price	$ 0.60